TAXES ON INCOME - Schedule of Taxes on Income , Current and Deferred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
Current	$ 202,178	$ 182,789	$ 132,129
Deferred	(39,940)	(63,390)	(52,742)
Domestic	58,711	51,334	28,853
Foreign	103,527	68,065	50,534
Taxes on income	162,238	119,399	79,387
Domestic
Income Tax Examination [Line Items]
Current	44,659	50,414	29,576
Deferred	14,052	920	(723)
Taxes on income	58,711	51,334	28,853
Foreign
Income Tax Examination [Line Items]
Current	157,519	132,375	102,553
Deferred	(53,992)	(64,310)	(52,019)
Taxes on income	$ 103,527	$ 68,065	$ 50,534